Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets

	Goodwill	VOBA	Future servicing rights	Software	Other	Total
Net book value

At January 1, 2020	392	952	84	69	61	1,559

Additions	-	-	-	33	11	44

Capital expenditure	-	-	-	11	-	11

Business combinations, disposals and other changes	8	-	-	(10)	-	(2)

Amortization through income statement	-	(79)	(7)	(18)	(7)	(112)

Impairment losses	-	-	-	(6)	(17)	(23)

Shadow accounting adjustments	-	15	-	-	-	15

Net exchange differences	(25)	(73)	(5)	-	(2)	(105)
At December 31, 2020	375	815	71	79	45	1,386

Gross carrying value	537	6,447	339	379	174	7,875

Accumulated amortization, depreciation and impairment losses	(161)	(5,632)	(268)	(300)	(129)	(6,489)
Net book value 2020	375	815	71	79	45	1,386

Net book value

At January 1, 2019	384	1,123	91	64	64	1,727

Additions	-	-	-	35	4	39

Capital expenditure	-	-	-	14	-	14

Business combinations, disposals and other changes	-	-	-	(9)	-	(9)

Amortization through income statement	-	(112)	(8)	(16)	(7)	(143)

Impairment losses	(3)	(11)	-	(20)	-	(34)

Shadow accounting adjustments	-	(72)	-	-	-	(72)

Net exchange differences	10	24	1	1	1	37
At December 31, 2019	392	952	84	69	61	1,559

Gross carrying value	567	7,003	366	371	173	8,479

Accumulated amortization, depreciation and impairment losses	(175)	(6,051)	(282)	(301)	(111)	(6,920)
Net book value 2019	392	952	84	69	61	1,559

Summary of Geographically Cash-generating Units to Goodwill
A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2020	2019
Americas	168	183

The Netherlands	97	89

United Kingdom	54	57

International	26	29

Asset Management	31	34
At December 31	375	392